Segment information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 17,321	R$ 16,298	R$ 16,796
Paode Acucar [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	7,629	7,079	7,221
Extra Compre Bem [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,339	4,580	4,434
Proximity [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,476	2,082	1,678
Gas Stations Drugstores Delivery [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,806	2,487	3,414
Others Businesses [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 71	R$ 70	R$ 49